Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Schedule Of Fair Value Of Assets And Liabilities On Recurring Basis
As of December 31, 2020 and 2021, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured at a fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

As of December 31, 2020	Fair Value Measurement at Reporting Date Using
Description	Fair Value as of December 31	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level2)	Significant Unobservable Inputs (Level3)
	RMB	RMB	RMB	RMB
Exchange traded fund products	331,092	331,092	—	—
Wealth management products	18,000	—	18,000	—
Foreign currency forward contracts	11,798	—	11,798	—

As of December 31, 2021	Fair Value Measurement at Reporting Date Using
Description	Fair Value as of December 31	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level2)	Significant Unobservable Inputs (Level3)
	RMB	RMB	RMB	RMB
Exchange traded fund products	2,013,340	2,013,340	—	—
Wealth management products	30,000	—	30,000	—
Foreign currency forward contracts	914	—	914	—